FIST2 P-3

                          SUPPLEMENT DATED JULY 1, 2003
                              TO THE PROSPECTUS OF
                       FRANKLIN INVESTORS SECURITIES TRUST
              (FRANKLIN ADJUSTABLE U.S. GOVERNMENT SECURITIES FUND,
           FRANKLIN FLOATING RATE DAILY ACCESS FUND AND FRANKLIN TOTAL
                                  RETURN FUND)
                               DATED MARCH 1, 2003

The prospectus is amended as follows:

I. As of July 1, 2003, the Franklin Adjustable U.S. Government Securities Fund offers two classes of shares: Class A and Class C.

II. The section "Fees and Expenses" on page 8 is replaced with the following:

       FEES AND EXPENSES
---------------------------

       This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

       SHAREHOLDER FEES (fees paid directly from your investment)

                                                          Class A    Class C/1
--------------------------------------------------------------------------------
       Maximum sales charge (load) as a percentage
       of offering price                                   2.25%      1.99%
         Load imposed on purchases                         2.25%      1.00%
         Maximum deferred sales charge (load)              None/2     0.99%/3

       Please see "Choosing a Share Class" on page 43 for an explanation of how and when these sales charges apply.

       ANNUAL FUND OPERATING EXPENSES (expenses deducted from Fund assets)/4

                                                          Class A    Class C
       -------------------------------------------------------------------------
       Management and administration fees                  0.50%      0.50%
       Distribution and service (12b-1) fees               0.25%      0.65%
       Other expenses/5                                    0.17%      0.17%
                                                        --------------------
       Total annual Fund operating expenses                0.92%      1.32%
                                                        --------------------

       1. The Fund began offering Class C shares on July 1, 2003. Annual Fund operating expenses are based on the expenses for Class A for the fiscal year ended October 31, 2002. The distribution and service (12b-1) fees are based on the maximum fees allowed under Class C's Rule 12b-1 plan.

       2. There is a 1% contingent deferred sales charge that applies to investments of $1 million or more (see page 44) and purchases by certain retirement plans without an initial sales charge.

       3. This is equivalent to a charge of 1% based on net asset value.

       4. The annual Fund operating expenses shown and included in the example below reflect the expenses of both the Fund and the Portfolio.

       5. The "Other expenses" information in the table has been restated to reflect current fees and expenses.

       EXAMPLE

       This example can help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes:

       o  You invest $10,000 for the periods shown;
       o  Your investment has a 5% return each year;
       o  The Fund's operating expenses remain the same; and
       o  You sell your shares at the end of the periods shown.

       Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                        1 Year   3 Years   5 Years   10 Years
-------------------------------------------------------------------------------
       If you sell your shares at
       the end of the period:

       Class A                          $317/1     $512      $723     $1,331
       Class C                          $332       $514      $816     $1,674
       If you do not sell your shares:
       Class C                          $233       $514      $816     $1,674

       1. Assumes a contingent  deferred  sales charge (CDSC) will not apply.

III. The following sentence is added under the section "Choosing a Share Class" on page 43:

 THE ADJUSTABLE U.S. GOVERNMENT FUND BEGAN OFFERING CLASS C SHARES ON JULY 1, 2003.

IV. The following replaces the heading and the first paragraph on page 46:

 SALES CHARGES - CLASS C - ADJUSTABLE U.S. GOVERNMENT FUND, FLOATING RATE DAILY ACCESS FUND AND TOTAL RETURN FUND

 For the Floating Rate Daily Access Fund, there is no initial sales charge. For the Adjustable U.S. Government Fund and Total Return Fund, sales charges are as follows:

 when you invest    the sales charge makes up this      which equals this % of
   this amount         % of the offering price           your net investment
-------------------------------------------------------------------------------
 Under $1 million               1.00                            1.01

 WE PLACE ANY INVESTMENT OF $1 MILLION OR MORE IN CLASS A SHARES, SINCE THERE IS NO INITIAL SALES CHARGE AND CLASS A'S ANNUAL EXPENSES ARE LOWER.

V. The last paragraph on page 50 under the section "Buying Shares" is deleted.

 Certain Franklin Templeton funds offer multiple share classes not offered by the Adjustable U.S. Government Fund. Please note that for selling or exchanging your shares, or for other purposes, the Fund's shares are considered Class A shares.

VI. The section "Dealer Compensation" on page 62 is replaced with the following:

 DEALER COMPENSATION Qualifying dealers who sell Fund shares may receive sales commissions and other payments. These are paid by Franklin Templeton Distributors, Inc. (Distributors) from sales charges, distribution and service (12b-1) fees and its other resources.

 ADJUSTABLE U.S. GOVERNMENT FUND                     CLASS A      CLASS C
-------------------------------------------------------------------------------
 COMMISSION (%)                                         --         2.00/3
 Investment under $100,000                             2.00         --
 $100,000 but under $250,000                           1.50         --
 $250,000 but under $500,000                           1.00         --
 $500,000 but under $1 million                         0.85         --
 $1 million or more                             up to 0.75/1        --
 12b-1 FEE TO DEALER                                  0.25/1       0.65/4

 FLOATING RATE DAILY ACCESS FUND           CLASS A    CLASS B     CLASS C
-------------------------------------------------------------------------------
 COMMISSION (%)                              --        4.00        1.00/3
 Investment under $100,000                  2.00        --          --
 $100,000 but under $250,000                1.50        --          --
 $250,000 but under $500,000                1.00        --          --
 $500,000 but under $1 million              0.85        --          --
 $1 million or more                   up to 0.75/1      --          --
 12B-1 FEE TO DEALER                        0.25/1     0.25/2      0.65/4

 TOTAL RETURN FUND               CLASS A   CLASS B    CLASS C     CLASS R
-------------------------------------------------------------------------------
 COMMISSION (%)                    --       3.00       2.00/3      1.00/5
 Investment under $100,000        4.00       --         --          --
 $100,000 but under $250,000      2.80       --         --          --
 $250,000 but under $500,000      2.00       --         --          --
 $500,000 but under $1 million    1.60       --         --          --
 $1 million or more          up to 0.75/1    --         --          --
 12B-1 FEE TO DEALER              0.25/1    0.15/2    0.65/4       0.35/5

 A dealer commission of up to 1% may be paid on Class A NAV purchases by certain retirement plans1 and on Class C NAV purchases. A dealer commission of up to 0.25% may be paid on Class A NAV purchases by certain trust companies and bank trust departments, eligible governmental authorities, and broker-dealers or others on behalf of clients participating in comprehensive fee programs.

 MARKET TIMERS. Please note that for Class A NAV purchases by Market Timers, including purchases of $1 million or more, dealers are not eligible to receive the dealer commission. Dealers, however, may be eligible to receive the 12b-1 fee from the date of purchase.

 1. For purchases at NAV where Distributors paid a prepaid commission, dealers may start to receive the 12b-1 fee in the 13th month after purchase. For purchases at NAV where Distributors did not pay a prepaid commission, dealers may start to receive the 12b-1 fee at the time of purchase.

 2. Dealers may be eligible to receive up to 0.15% for Total Return Fund and 0.25% for Floating Rate Daily Access Fund, from the date of purchase. After eight years, Class B shares convert to Class A shares and dealers may then receive the 12b-1 fee applicable to Class A.

 3. Commission includes advance of the first year's 0.15% 12b-1 service fee. For purchases at NAV, Distributors may pay a prepaid commission.

 4. Dealers may be eligible to receive up to 0.15% at the time of purchase and may be eligible to receive 0.65% starting in the 13th month. During the first 12 months, the full 12b-1 fee will be paid to Distributors to partially offset the commission and the prepaid service fee paid at the time of purchase. For purchases at NAV where Distributors did not pay a prepaid commission, dealers may start to receive the 12b-1 fee at the time of purchase.

 5. Dealers may be eligible to receive a 12b-1 fee of 0.35% starting in the 13th month. During the first 12 months, the full 12b-1 fee will be paid to Distributors to partially offset commission paid at the time of purchase. Starting in the 13th month, Distributors will receive 0.15%. Dealers may be eligible to receive the full 0.50% 12b-1 fee starting at the time of purchase if Distributors did not pay a prepaid commission.

                Please keep this supplement for future reference





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 FIST2 SA-1

                         SUPPLEMENT DATED JULY 1, 2003
                  TO THE STATEMENT OF ADDITIONAL INFORMATION OF
                       FRANKLIN INVESTORS SECURITIES TRUST
              (FRANKLIN ADJUSTABLE U.S. GOVERNMENT SECURITIES FUND,
    FRANKLIN FLOATING RATE DAILY ACCESS FUND AND FRANKLIN TOTAL RETURN FUND)
                               DATED MARCH 1, 2003

The Statement of Additional Information is amended as follows:

I. As of July 1, 2003, the Franklin Adjustable U.S. Government Securities Fund offers two classes of shares: Class A and Class C.

II. The third and fifth paragraph under the section "Organization, Voting Rights and Principal Holders" on page 37 are replaced with the following:

 The Adjustable U.S. Government Fund currently offers two classes of shares. The Floating Rate Daily Access Fund currently offers four classes of shares, Class A, Class B, Class C and Advisor Class. The full title of each class is:

 o Franklin Adjustable U.S. Government Fund - Class A
 o Franklin Adjustable U.S. Government Fund - Class C
 o Franklin Floating Rate Daily Access Fund - Class A
 o Franklin Floating Rate Daily Access Fund - Class B
 o Franklin Floating Rate Daily Access Fund - Class C
 o Franklin Floating Rate Daily Access Fund - Advisor Class

 Shares of each class of the Funds represent proportionate interests in each Fund's assets. On matters that affect the Funds as a whole, each class has the same voting and other rights and preferences as any other class. On matters that affect only one class, only shareholders of that class may vote. Each class votes separately on matters affecting only that class, or expressly required to be voted on separately by state or federal law. Shares of each class of a series have the same voting and other rights and preferences as the other classes and series of the Trust for matters that affect the Trust as a whole. Additional series may be offered in the future.

III. The following is added to the section "Organization, Voting Rights and Principal Holders":

 As of April 23, 2003, the principal shareholders of the Funds, beneficial or of record, were:

 NAME AND ADDRESS                               SHARE CLASS       PERCENTAGE (%)
--------------------------------------------------------------------------------
 ADJUSTABLE U.S. GOVERNMENT FUND
 Wells Fargo Bank Minnesota NA                    Class A            7.08
 Trust Wisconsin Housing & Economic
 Development Authorized Home Ownership
 Revenue Bonds 2003 Series A
 201 W Washington Ave Ste 700
 Madison, WI 53703-2727

 FLOATING RATE DAILY ACCESS FUND
 Franklin Advisers, Inc.                          Class A            9.03
 One Franklin Parkway
 San Mateo, CA 94403-1906

 Franklin Advisers, Inc./1                        Class B           25.69
 One Franklin Parkway
 San Mateo, CA 94403-1906

 Franklin Advisers, Inc.                          Class C            8.30
 One Franklin Parkway
 San Mateo, CA 94403-1906

 Franklin Advisers, Inc./1                      Advisor Class       78.18
 One Franklin Parkway
 San Mateo, CA 94403-1906

 TOTAL RETURN
 Franklin Templeton Bank & Trust for              Class R            5.03
 Defined Contribution Services
 Prince Industries, Inc.
 PO Box 2438
 Rancho Cordova, CA 95741-2438


 NAME AND ADDRESS                               SHARE CLASS       PERCENTAGE (%)
-------------------------------------------------------------------------------
 TOTAL RETURN (CONT.)
 Retirement  Plan for the  Employees              Class R            5.82
 of the Black Jack Fire  Protection District
 12490 Old Halls Ferry Road
 Black Jack, MO 63033-4202

 Franklin Templeton Bank & Trust for              Class R           14.08
 Defined Contribution Services
 The P/DMT Combined Profit Sharing Plan & Trust
 PO Box 2438
 Rancho Cordova, CA 95741-2438

 Franklin Templeton Bank & Trust for              Class R           17.68
 Defined Contribution Services
 PECO II, Inc. Associates
 PO Box 2438
 Rancho Cordova, CA 95741-2438

 Franklin Templeton Fund Allocator              Advisor Class         5.38
 Conservative Target Fund
 c/o Fund Accounting Department
 One Franklin Parkway
 San Mateo, CA 94403-1906

 Franklin Templeton Fund Allocator             Advisor Class         9.12
 Moderate Target Fund
 c/o Fund Accounting Department
 One Franklin Parkway
 San Mateo, CA 94403-1906

 Ellard & Co                                   Advisor Class        78.94
 c/o Fiduciary Trust Company International
 PO Box 3199 Church Street Station
 New York, NY 10008-3199

 1. Franklin Advisers, Inc. is a California corporation and is wholly owned by Franklin Resources, Inc.

 Note: Charles B. Johnson and Rupert H. Johnson, Jr., who are officers and trustees of the Trust, may be considered beneficial holders of Floating Rate Daily Access Fund shares held by Franklin Advisers, Inc. (Advisers). As principal shareholders of Resources, they may be able to control voting of Advisers' shares of Floating Rate Daily Access Fund.

 From time to time, the number of Fund shares held in the "street name" accounts of various securities dealers for the benefit of their clients or in centralized securities depositories may exceed 5% of the total shares outstanding. To the best knowledge of the Adjustable U.S. Government Fund, no person holds beneficially or of record more than 5% of the outstanding shares of the Fund.

 As of April 23, 2003, the officers and board members, as a group, owned of record and beneficially less than 1% of the outstanding shares of each Fund and class. The board members may own shares in other funds in Franklin Templeton Investments.

IV. The first paragraph under the section "Buying and Selling Shares - Initial sales charges" on page 39 is replaced with the following:

 INITIAL SALES CHARGES The maximum initial sales charge is 2.25% for Floating Rate Daily Access - Class A and Adjustable U.S. Government Funds - Class A, and 4.25% for Total Return Fund - Class A. The maximum initial sales charge is 1.00% for Adjustable U.S. Government Fund and Total Return Fund - Class C. There is no initial sales charge for Class B, Class R and Floating Rate Daily Access Fund - Class C.

V. The first paragraph under "The Underwriter - Distribution and service (12b-1) fees" on page 46 is replaced with the following:

 DISTRIBUTION AND SERVICE (12B-1) FEES The board has adopted a separate plan pursuant to Rule 12b-1 for the Floating Rate Daily Access Fund's Class A, B, and C shares, Total Return Fund's Class A, B, C and R shares and Adjustable U.S. Government Fund's Class A and C shares. Although the plans differ in some ways for each class, each plan is designed to benefit each Fund and its shareholders. Each plan is expected to, among other things, increase advertising of each Fund, encourage sales of each Fund and service to its shareholders, and increase or maintain assets of each Fund so that certain fixed expenses may be spread over a broader asset base, resulting in lower per share expense ratios. In addition, a positive cash flow into the Funds is useful in managing each Fund because the manager has more flexibility in taking advantage of new investment opportunities and handling shareholder redemptions.

VI. The first paragraph under "The underwriter - Distribution and services (12b-1) fees - The Class B, C and R plans" on page 47 is replaced with the following:

 The Class B, C, and R plans. The Adjustable U.S. Government Fund and Total Return Fund each pay Distributors up to 0.65% per year of Class B and Class C's average daily net assets, as applicable, out of which 0.15% may be paid for services to the shareholders (service fees). For Class R shares, the Total Return Fund pays Distributors up to 0.50% per year of the class's average daily net assets. The Floating Rate Daily Access Fund pays Distributors up to 1.00% per year of the Class B's average daily net assets, out of which 0.25% may be paid for service fees, and up to 0.65% per year of Class C's average daily net assets, out of which 0.15% may be paid for service fees. The Class B, C and R plans also may be used to pay Distributors for advancing commissions to securities dealers with respect to the initial sale of Class B, C and R shares. Class B plan fees payable to Distributors are used by Distributors to pay third party financing entities that have provided financing to Distributors in connection with advancing commissions to securities dealers. Resources owns a minority interest in one of the third party financing entities.

            Please keep this supplement for future reference








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